Long-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Deposits [Abstract]
Schedule of Long-Term Deposits	Long-term deposits as of December 31, 2023 and 2022 consisted of:
	December 31, 2023	December 31, 2022

Rental deposits	$71,823	$127,303
Prepayments for equipment	-	2,544
	$71,823	$129,847